Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended	5 Months Ended
	Nov. 17, 2020	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Additional fee paid	$ 500,000
Deferred underwriting commissions	$ 875,000
Description of deferred fees		The Company’s legal counsel agreed to defer their fees in excess of $250,000 until the consummation of the Company’s initial Business Combination.	The Company’s legal counsel agreed to defer their fees in excess of $250,000 until the consummation of the Company’s initial Business Combination.
Business combination, term			2 years
Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of additional shares		5,250,000	5,250,000
Over-Allotment [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of additional shares	2,500,000	2,500,000
Underwriting agreement, description		The underwriters were entitled to an underwriting discount of $0.20 per unit, or $7.00 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $12.25 million in the aggregate will be payable to the underwriters for deferred underwriting commissions.	The underwriters were entitled to an underwriting discount of $0.20 per unit, or $7.00 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $12.25 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.